Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue (Details) [Line Items]
Contract processing income
Asahi Refining [Member]
Revenue (Details) [Line Items]
Accounts receivable		$ 265,644